Other income, net (Tables)	12 Months Ended
Dec. 31, 2021
Other income, net
Schedule of other income, net

	Years ended December 31,
(In thousands)	2019	2020	2021
Government subsidy income	2,061	2,287	3,206
Investment income from short-term investments	4,020	2,943	2,486
Net unrealized gains arising from long-term investments	10,907	794	—
Investment income on disposal of long-term investments	579	214	42
Impairment of long-term investments	(19,831)	(794)	—
Exchange loss, net	(402)	(2,948)	(1,205)
Settlement income	1,531	—	—
Gains from disposal of LinkToken program	6,630	—	—
VAT deduction	427	1,361	818
Others	(61)	880	(669)
Total	5,861	4,737	4,678